Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	3 Months Ended
Mar. 31, 2023
Leasehold improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	1 year
Leasehold improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	7 years
Vehicles and trailers [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	3 years
Vehicles and trailers [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	5 years
Computers and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	3 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	5 years
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	3 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of asset	7 years